Subsequent Events (Details)	Aug. 10, 2015 CNY (¥)	Jul. 08, 2015 USD ($)	Feb. 10, 2015 USD ($)	Jan. 06, 2014	Jul. 15, 2015 CNY (¥)	May. 14, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 01, 2014 USD ($)	Jan. 15, 2014
Zhi Shui Yuan [Member] | Warren Zhao [Member]
Subsequent Event [Line Items]
Equity interests									50.00%
Zhi Shui Yuan [Member] | Peter Dong [Member]
Subsequent Event [Line Items]
Equity interests									50.00%
BSST [Member] | Tranhold vs. Guang (Gavin) Cheng [Member]
Subsequent Event [Line Items]
Percentage of equity interest restitute				42.00%
Liyuanshida [Member]
Subsequent Event [Line Items]
Amount of discount on shareholding								$ 400,000
Amount outstanding							$ 200,000
Liyuanshida [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Amount borrowed						$ 3,100,000
Subsequent event [Member] | Class action [Member]
Subsequent Event [Line Items]
Settlement amount need to be deposited into escrow account		$ 975,000
Number of business days during which settlement amount need to be deposited into escrow account		20 days
Settlement amount payable by entity		$ 610,000
Settlement amount payable by insurance carrier		$ 365,000
Subsequent event [Member] | TTB [Member]
Subsequent Event [Line Items]
Contribution to acquire interest in joint venture			$ 4,000,000
Ownership interest in joint venture			40.00%
Subsequent event [Member] | RBPL [Member]
Subsequent Event [Line Items]
Contribution to acquire interest in joint venture			$ 6,000,000
Ownership interest in joint venture			60.00%
Subsequent event [Member] | Liyuanshida [Member]
Subsequent Event [Line Items]
Amount outstanding | ¥					¥ 1,000,000
Contribution to acquire interest in joint venture | ¥	¥ 25,632,000
Equity interests					100.00%